CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 528,798	$ 232,211
Restricted cash and short-term deposits	18,238	34,025
Trade accounts receivable	54,380	28,912
Inventories	2,230	536
Amounts due from related parties	6,676	3,484
Assets held for sale	2,669	82,630
Other current assets	512,403	543,799
Total current assets	1,125,394	925,597
Non-current assets
Restricted cash	73,228	72,048
Equity method investments	184,693	52,215
Asset under development	1,067,580	877,838
Vessels and equipment, net	1,161,717	1,264,523
Assets held for sale	0	1,614,409
Other non-current assets	610,163	141,665
Total assets	4,222,775	4,948,295
Current liabilities
Current portion of long-term debt and short-term debt	(366,791)	(703,170)
Liabilities held for sale	(1,455)	(429,609)
Trade accounts payable	(18,959)	(4,936)
Accrued expenses	(25,969)	(33,023)
Other current liabilities	(35,155)	(136,483)
Total current liabilities	(448,329)	(1,307,221)
Non-current liabilities
Long-term interest-bearing debt - non-current portion	(1,015,486)	(920,130)
Liabilities held for sale	0	(449,868)
Other non-current liabilities	(92,187)	(93,159)
Total liabilities	(1,556,002)	(2,770,378)
Stockholders' equity
Stockholders' equity	(2,294,909)	(1,730,650)
Non-controlling interests	(371,864)	(447,267)
Total liabilities and stockholders' equity	$ (4,222,775)	$ (4,948,295)